Exhibit 99.1

World Omni Auto Receivables Trust 2014-A
Monthly Servicer Certificate
July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	488,889,409.01	28,309
Yield Supplement Overcollateralization Amount at 06/30/15	9,325,861.49	0
Receivables Balance at 06/30/15	498,215,270.50	28,309
Principal Payments	21,072,070.96	828
Defaulted Receivables	963,146.44	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	8,776,512.33	0
Pool Balance at 07/31/15	467,403,540.77	27,435

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	53.59%

Prepayment ABS Speed	1.69%

Overcollateralization Target Amount	21,033,159.33
Actual Overcollateralization	21,033,159.33

Weighted Average APR	3.67%
Weighted Average APR, Yield Adjusted	4.71%
Weighted Average Remaining Term	48.88

Delinquent Receivables:
Past Due 31-60 days	6,613,906.33	362
Past Due 61-90 days	1,583,378.19	79
Past Due 91 + days	435,764.12	25
Total	8,633,048.64	466

Total 31+ Delinquent as % Ending Pool Balance	1.85%

Recoveries	591,466.91

Aggregate Net Losses/(Gains) - July 2015	371,679.53
Current Net Loss Ratio (Annualized)	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Flow of Funds	$ Amount

Collections	23,116,211.29
Advances	3,359.13
Investment Earnings on Cash Accounts	1,645.54
Servicing Fee	(415,179.39)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,706,036.57

Distributions of Available Funds
(1) Class A Interest	363,956.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,519,004.16
(7) Distribution to Certificateholders	1,796,360.63
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,706,036.57

Servicing Fee	415,179.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 07/15/15	466,889,385.60
Principal Paid	20,519,004.16
Note Balance @ 08/17/15	446,370,381.44

Class A-1
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2
Note Balance @ 07/15/15	89,739,385.60
Principal Paid	20,519,004.16
Note Balance @ 08/17/15	69,220,381.44
Note Factor @ 08/17/15	26.9340006%

Class A-3
Note Balance @ 07/15/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	257,000,000.00
Note Factor @ 08/17/15	100.0000000%

Class A-4
Note Balance @ 07/15/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	102,340,000.00
Note Factor @ 08/17/15	100.0000000%

Class B
Note Balance @ 07/15/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	17,810,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	390,671.78
Total Principal Paid	20,519,004.16
Total Paid	20,909,675.94

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	32,156.61
Principal Paid	20,519,004.16
Total Paid to A-2 Holders	20,551,160.77

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4600739
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1641691
Total Distribution Amount	24.6242430

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1251230
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	79.8404831
Total A-2 Distribution Amount	79.9656061

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/15	71,566.95
Balance as of 07/31/15	74,926.08
Change	3,359.13

Reserve Account
Balance as of 07/15/15	2,171,744.40
Investment Earnings	146.26
Investment Earnings Paid	(146.26)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40